SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES	12 Months Ended
Aug. 31, 2024
Disclosure of accounting judgements and estimates [Abstract]
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES [Text Block]

3.   SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

The preparation of the financial statements in conformity with IFRS Accounting Standards requires the use of judgments and estimates that affect the amount reported and disclosed in the consolidated financial statements and related notes. These judgments and estimates are based on management's best knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the financial statements. Information about such judgments and estimation is contained in the accounting policies and notes to the financial statements, and the key areas are summarized below.

Areas of judgment and key sources of estimation uncertainty that have the most significant effect on the amounts recognized in these consolidated financial statements are:

  Assessment of impairment indicator for Mineral Properties
  Assumption of control of Waterberg JV Co.

Each of these judgments and estimates is considered in their respective notes or in more detail below.

Assessment of impairment indicators for Mineral Properties

The Company applies judgment to assess whether there are impairment indicators present that give rise to the requirement to conduct an impairment test. Events or changes in circumstances that could trigger an impairment test include; (i) significant adverse changes in the business climate including decreases in forecasted future metal prices; (ii) significant changes in the extent or manner in which the asset is being used or their physical condition including significant decreases in mineral reserves; and (iii) significant decreases in the market price of the asset.

Assumption of control of Waterberg JV Co.

The Company has judged that it controls Waterberg JV Co. as it owns 37.19% of the outstanding shares of Waterberg JV Co. directly and indirectly through its 49.9% ownership of Mnombo which has a 26% direct ownership of Waterberg JV Co. giving the Company an effective 63.19% interest.  The Company has judged that it controls Mnombo through its 49.9% ownership of the outstanding shares of Mnombo, its current ability to direct the relevant activities of Mnombo including contributing all material capital to Mnombo for its capital calls from Waterberg JV Co. (and previous since acquiring its 49.9% share. Currently there are no other sources of funding known to be available to Mnombo. The Company is also the manager of the Waterberg JV Co. and maintains its right to be manager so long as it continues to hold the highest number of shares of Waterberg JV Co.  If in the future Waterberg JV Co. is not deemed to be controlled by the Company, the assets and liabilities of Waterberg JV Co. would be derecognized at their carrying amounts.  Amounts recognized in other comprehensive income would be transferred directly to retained earnings.  If a retained interest remained after the loss of control it would be recognized at its fair value on the date of loss of control.  Although the Company controls Waterberg JV Co., it does not have omnipotent knowledge of Mnombo’s other shareholders activities.  Mnombo’s 50.1% shareholders are historically disadvantaged South Africans.